Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 4,786	£ 3,541
Gross assets charged as security for liabilities	36,391	36,195
Notes issued under securitisation and covered bond programmes retained internally	22,783	23,984
Securities Lending [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	21,563	24,714
Collateral accepted as security for assets	4,676	7,508
Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Notes issued under securitisation and covered bond programmes retained internally	4,728	4,039
Third Party Bilateral Secured Funding Transactions [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,581	1,834
Cash [member] | Derivative Financial Instruments [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	1,716	1,465
Collateral accepted as security for assets	2,169	4,048
Purchase and resale agreements [member]
Disclosure of assets pledged as security [line items]
Collateral accepted as security for assets	20,444	15,728
Fellow Subsidiaries [member] | Sale and Repurchase Agreements [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	20,686	17,485
Fellow Subsidiaries [member] | Loans and advances to customers- securitisations and covered bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	2,067	2,383
Santander UK Plc [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Gross assets charged as security for liabilities	36,391	36,195
Santander UK Plc [member] | Internally Retained [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 166	£ 501